Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.26%
Canada — 1.86%
Aritzia Inc(a)	27,800	$ 1,492,123
Kinaxis Inc.(a)	7,200	1,068,568
		2,560,691
Ireland — 0.63%
ICON plc(a)	5,137	869,129

Israel — 2.22%
CyberArk Software Ltd.(a)	7,436	3,059,691

Mexico — 3.12%
BBB Foods Inc(a)	75,983	1,939,086
GCC S.A.B. de C.V. 144A(a)(b)(c)	252,900	2,364,662
		4,303,748
United Kingdom — 2.25%
Marex Group PLC(a)	80,598	3,109,471

United States — 87.18%
4imprint Group PLC	41,140	1,953,226
Accelerant Holdings(a)	21,923	603,759
ACV Auctions, Inc.(a)	82,679	1,174,869
Alamo Group, Inc.	4,781	1,064,155
Ares Management Corporation, Class A	9,915	1,839,530
Ashtead Group PLC	29,110	1,952,200
BellRing Brands, Inc.(a)	36,618	1,998,610
Bio-Techne Corporation	30,693	1,679,828
Bruker Corporation	34,948	1,343,052
Burlington Stores, Inc.(a)	13,008	3,550,663
Clearwater Analytics Holdings, Inc., Class A(a)	127,973	2,592,733
Cloudflare, Inc., Class A(a)	6,637	1,378,372
Core & Main, Inc., Class A(a)	67,936	4,323,447
Cross Creek LP(a)(d)	700,000	400,427
DexCom, Inc.(a)	20,291	1,638,904
Dynatrace, Inc.(a)	22,432	1,180,148
Elastic N.V.(a)	15,795	1,322,042
Enerpac Tool Group Corporation	48,266	1,858,724
Ensign Group, Inc. (The)	14,541	2,181,150
FormFactor, Inc.(a)	26,367	749,086
Freshpet, Inc.(a)	20,968	1,432,534
Goosehead Insurance, Inc., Class A(a)	19,815	1,801,382
HealthEquity, Inc.(a)	25,898	2,512,106
Houlihan Lokey, Inc.	7,276	1,387,242
IDEXX Laboratories, Inc.(a)	3,246	1,734,370
Installed Building Products, Inc.	14,185	2,869,484
iRadimed Corporation	12,155	709,123
JFrog Ltd.(a)	65,662	2,850,387
Kadant, Inc.	7,721	2,569,317
LeMaitre Vascular, Inc.	27,602	2,242,386
Littelfuse, Inc.	16,154	4,156,909
Loar Holdings, Inc.(a)	14,374	1,062,382
Lululemon Athletica, Inc.(a)	8,803	1,765,266
Mama's Creations Incorporated(a)	400,103	3,304,851
Manhattan Associates, Inc.(a)	12,457	2,736,305
MarketAxess Holdings, Inc.	4,950	1,017,225
Marvell Technology, Inc.	11,214	901,269
Medpace Holdings, Inc.(a)	1,649	704,453

	Shares	Fair Value
COMMON STOCKS — 97.26% (continued)
United States — 87.18% (continued)
Modine Manufacturing Company(a)	18,144	$ 2,441,457
Monolithic Power Systems, Inc.	5,418	3,853,499
Morningstar, Inc.	3,845	1,062,989
Neogen Corporation(a)	119,244	554,485
nVent Electric PLC	25,594	2,007,081
Pennant Group, Inc. (The)(a)	26,090	578,415
Perella Weinberg Partners	136,881	2,729,407
Pjt Partners, Inc., Class A	16,942	3,026,180
Primoris Services Corporation	57,405	5,405,828
Quanta Services, Inc.	3,998	1,623,708
Ryan Specialty Group Holdings, Inc.(a)	38,473	2,354,163
Silicon Laboratories, Inc.(a)	16,406	2,161,819
SPS Commerce, Inc.(a)	28,814	3,136,835
Texas Roadhouse, Inc.	14,582	2,699,566
TPG, Inc.	47,764	2,725,891
Tradeweb Markets Inc. Class A	17,936	2,485,033
Trex Company, Inc.(a)	30,365	1,950,648
TWFG Inc(a)	34,106	1,052,852
Upwork, Inc.(a)	126,479	1,512,689
Valvoline, Inc.(a)	51,210	1,805,153
Yeti Holdings, Inc.(a)	53,873	1,979,294
Zscaler, Inc.(a)	9,231	2,636,004
		120,324,912
Total Common Stocks (Cost $116,051,479)		134,227,642

PREFERRED STOCKS — 0.45%
United States — 0.45%
Gusto Inc. Preferred Series E(a)	20,595	626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Total Investments — 97.71%
(Cost $116,677,471)		134,853,730

Other Assets in Excess of Liabilities — 2.29%		3,159,733

NET ASSETS — 100.00%		$ 138,013,463

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $2,364,662, representing 1.71% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $2,364,662, representing 1.71% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.